Taxes - Schedule of Taxes Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Taxes Payable [Abstract]
Income tax payable	$ 171	$ 473
VAT payable	141	52
Other tax payable	15	445
Total	$ 327	$ 970